CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 144,805	$ 168,907
Short-term deposits	14,350	16,433
Restricted cash	64	88
Trade receivables, (net of allowance for credit losses of $1,363 and $1,251 as of June 30, 2026 and December 31, 2025, respectively)	107,656	85,929
Contract assets	32,792	36,987
Inventories	65,490	45,430
Other current assets	34,583	37,406
Total current assets	399,740	391,180
LONG-TERM ASSETS:
Long-term contract assets	7,193	7,890
Severance pay funds	7,269	6,941
Deferred taxes, net	17,923	15,558
Operating lease right-of-use assets	7,510	5,922
Other long-term assets	28,696	19,871
Total long-term assets	68,591	56,182
PROPERTY AND EQUIPMENT, NET	74,309	75,172
INTANGIBLE ASSETS, NET	48,994	53,986
GOODWILL	169,534	169,534
Total assets	761,168	746,054
CURRENT LIABILITIES:
Current maturities of long-term loan	2,000	2,000
Trade payables	45,443	31,614
Accrued expenses	73,352	58,878
Advances from customers and deferred revenues	50,215	78,499
Operating lease liabilities	3,251	2,957
Other current liabilities	28,914	41,529
Total current liabilities	203,175	215,477
LONG-TERM LIABILITIES:
Accrued severance pay	7,818	7,508
Long-term advances from customers and deferred revenues	71	67
Operating lease liabilities	4,364	3,102
Other long-term liabilities	1,131	19,622
Total long-term liabilities	13,384	30,299
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized: 90,000,000 shares as of June 30, 2026 and December 31, 2025; Issued and outstanding: 77,029,657 and 73,831,318 shares as of June 30, 2026 and December 31, 2025, respectively	3,970	3,765
Additional paid-in capital	1,148,171	1,115,030
Accumulated other comprehensive loss	(6,164)	(3,768)
Accumulated deficit	(601,368)	(614,749)
Total shareholders' equity	544,609	500,278
Total liabilities and shareholders' equity	$ 761,168	$ 746,054